Commitments and Contingencies, Capital Commitments (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Capital Commitments [Abstract]
Commitments	$ 68,814,307
2026 [Member]
Capital Commitments [Abstract]
Commitments	3,102,567
2027 [Member]
Capital Commitments [Abstract]
Commitments	10,894,098
2028 [Member]
Capital Commitments [Abstract]
Commitments	6,966,441
2029 [Member]
Capital Commitments [Abstract]
Commitments	5,087,931
2030 and 2031 [Member]
Capital Commitments [Abstract]
Commitments	11,654,246
2032 and thereafter [Member]
Capital Commitments [Abstract]
Commitments	$ 31,109,024